Income Taxes (Tax Rate Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income tax provision at the statutory rate	$ 23,727	$ 13,002	$ 2,740
State income taxes, net of federal benefit	2,671	1,341	358
Permanent difference – non deductible items	1,681	1,020	545
Permanent difference – settlement of earn-out	0	(445)	0
Valuation allowance	246	454	215
Income tax contingency	276	(91)	(16)
Foreign tax rate differential	14	(222)	(181)
Other	758	338	308
Total	$ 29,373	$ 15,397	$ 3,969